REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
REVENUE AND COST OF SALES
Concentrate Sales	$ 67,133	$ 43,199
Provisional Pricing Adjustments	(955)	690
Total Revenue	$ 66,178	$ 43,889